Net Interest Income (Tables)	6 Months Ended
Jun. 30, 2018
Interest Revenue (Expense), Net [Abstract]
Details of interest income

(1)	Interest income recognized is as follows (Unit: Korean Won in millions):

	2018		2017
	Three months ended June 30	Six months ended June 30	Three months ended June 30	Six months ended June 30
Financial assets at FVTPL (IFRS 9)	13,367	28,537	—	—
Financial assets at FVTPL (IAS 39)	—	—	13,074	26,806
Financial assets at FVTOCI	62,170	119,446	—	—
AFS financial assets	—	—	67,667	144,067
Securities at amortized cost	87,587	168,789	—	—
HTM financial assets	—	—	74,690	149,673
Financial assets at amortized cost:
Interest on due from banks	28,323	61,461	—	—
Interest on loans	2,170,291	4,251,497	—	—
Interest of other receivables	6,931	13,686	—	—

Subtotal	2,205,545	4,326,644	—	—

Loans and receivables:
Interest on due from banks	—	—	20,182	41,403
Interest on loans	—	—	1,921,359	3,810,008
Interest of other receivables	—	—	8,836	17,627

Subtotal	—	—	1,950,377	3,869,038

Total	2,368,669	4,643,416	2,105,808	4,189,584

Details of interest expense

(2)	Interest expense recognized is as follows (Unit: Korean Won in millions):

	2018		2017
	Three months ended June 30	Six months ended June 30	Three months ended June 30	Six months ended June 30
Interest on deposits due to customers	704,007	1,358,964	586,051	1,174,384
Interest on borrowings	70,519	129,929	57,666	115,548
Interest on debentures	174,890	346,948	154,445	305,804
Other interest expense	21,930	43,101	20,070	43,528

Total	971,346	1,878,942	818,232	1,639,264